Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

May 5, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Global Asset Management Trust (filing relates to Legg Mason BW Global Flexible Income Fund, Legg Mason BW Global Opportunities Bond Fund, Legg Mason BW International Opportunities Bond Fund and QS U.S. Small Capitalization Equity Fund)

(File Nos. 333-162441 and 811-22338)

Ladies and Gentlemen:

On behalf of Legg Mason Global Asset Management Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and Statements of Additional Information relating to the Legg Mason BW Global Flexible Income Fund, Legg Mason BW Global Opportunities Bond Fund, Legg Mason BW International Opportunities Bond Fund and QS U.S. Small Capitalization Equity Fund that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 19, 2017 and became effective on May 1, 2017, is the most recent amendment to the Trust’s Registration Statement.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger